UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number 811-08659

                            The Henssler Funds, Inc.
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                Exact name of registrant as specified in charter)

1281 Kennestone Circle, Marietta, GA                                30066
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(Address of principal executive offices)                          (Zip code)

                        CITCO-Quaker Fund Services, Inc.
            1288 Valley Forge Road, Suite 88, Valley Forge, PA 19482
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                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-963-3863

Date of fiscal year end: 04/30/2004

Date of reporting period: 6/30/2004

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

SEC 2451 (4-03)         Persons who are to respond to the collection
                        of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.


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
                                         Form N-PX
                                      Reporting Period
                                       July 1, 2003 -
                                       June 30, 2004
   Company Name      Ticker    CUSIP      Meeting      Brief Description of matter      Proposed by    Voted     How         With
                     Symbol                Date                                                                 Voted     Management
affiliated             acs    008190100 10/30/2003   approval of directors                issuer         Y       for           Y
computer serivce
affiliated             acs    008190100 10/30/2003   approve performance based            issuer         Y       for           Y
computer serivce                                     incentive for executive off
affiliated             acs    008190100 10/30/2003   appointment of independent           issuer         Y       for           Y
computer serivce                                     auditors
American               aig    026874107  5/19/2004   approval of directors                issuer         Y       for           Y
International Group
American               aig    026874107  5/19/2004   adopt CEO annual compensation        issuer         Y     against         N
International Group                                  plan
American               aig    026874107  5/19/2004   adopt a director stock plan          issuer         Y       for           Y
International Group
American               aig    026874107  5/19/2004   ratification of independent          issuer         Y       for           Y
International Group                                  accountants
American               aig    026874107  5/19/2004   shareholder proposal I Policies    shareholder      Y     against         y
International Group                                  for political contributions
                                                     shareholders want a report
                                                     detailing corporate policy in
                                                     this area.
American               aig    026874107  5/19/2004   shareholder proposal II No to      shareholder      Y     against         Y
International Group                                  Investment in Tobacco stocks
                                                     due to social concerns
American               aig    026874107  5/19/2004   shareholder proposal III           shareholder      Y     against         Y
International Group                                  Special review ways to link
                                                     excutive compensation to
                                                     successfully addressing
                                                     predatory lending practices
Anheuser-Busch         bud    035229103  4/28/2004   approval of directors                issuer         Y       for           Y
Anheuser-Busch         bud    035229103  4/28/2004   approval of independent auditors     issuer         Y       for           Y
Applied Materials     amat    038222105  3/24/2004   approval of directors                issuer         Y     withheld        Y
Applied Materials     amat    038222105  3/24/2004   approve the stock incentive plan     issuer         N     withheld        N
Bank of America        bac    060505104  3/17/2004   adoption of merger                   issuer         Y       for           Y
Bank of America        bac    060505104  3/17/2004   adoption of amended stock plan       issuer         Y       for           Y
Bank of America        bac    060505104  3/17/2004   increase the number of shares        issuer         Y       for           Y
                                                     of common stock
Bank of America        bac    060505104  3/17/2004   adjourn the special meetings if      issuer         Y       for           Y
                                                     necessary to solict additional
                                                     proxies
Bank of America        bac    060505104  5/26/2004   approval of directors                issuer         Y       For           Y
Bank of America        bac    060505104  5/26/2004   Ratification of independent          issuer         Y       For           Y
                                                     public accountants
Bank of America        bac    060505104  5/26/2004   annual meeting date                shareholder      Y       For           N
Bank of America        bac    060505104  5/26/2004   nomination of directors            shareholder      Y       for           N
Bank of America        bac    060505104  5/26/2004   chartitable contributions          shareholder      Y       for           N
Bank of America        bac    060505104  5/26/2004   mutual fund trading policies       shareholder      Y       for           N
Bank of America        bac    060505104  5/26/2004   privacy and information security   shareholder      Y       for           N
BP P.L.C               bp     055622104  2/23/2004   approval of directors                issuer         Y       For           Y
BP P.L.C               bp     055622104  2/23/2004   Election of Mr Burgmans as a         issuer         Y       For           Y
                                                     director
BP P.L.C               bp     055622104  2/23/2004   Reapoint Ernst and Young as          issuer         Y       For           Y
                                                     Auditors
BP P.L.C               bp     055622104  2/23/2004   Amend articles of association        issuer         Y       For           Y
                                                     of the compnay
BP P.L.C               bp     055622104  2/23/2004   give authority to allot shares       issuer         Y       For           Y
                                                     up to a specfic amount
BP P.L.C               bp     055622104  2/23/2004   special resolution , allot a         issuer         Y       For           Y
                                                     limited number of shares for
                                                     cash without making an offer to
                                                     shareholders.
BP P.L.C               bp     055622104  2/23/2004   specail resolution, give             issuer         Y       For           Y
                                                     authority to repurchase share
                                                     of the company
BP P.L.C               bp     055622104  2/23/2004   authority to use treasury            issuer         Y       For           Y
                                                     shares for employee schemes
BP P.L.C               bp     055622104  2/23/2004   approval directors remuneration      issuer         Y       For           Y
                                                     report
BP P.L.C               bp     055622104  2/23/2004   dtermin the limit for the            issuer         Y       For           Y
                                                     aggregate remuneration of
                                                     nonexecutive directors
BP P.L.C               bp     055622104  2/23/2004   receive the director's annual        issuer         Y       For           Y
                                                     report and accounts report
BP P.L.C               bp     055622104  2/23/2004   instruct the compnay to prepare      issuer         Y     against         Y
                                                     a report making certain
                                                     disclosures on matters of
                                                     control and risk in protected
                                                     and senstive area
Dell                  dell    24702R101  7/16/2004   approval of directors                issuer         Y       for           Y
Dell                  dell    24702R101  7/16/2004   Ratification of Independent          issuer         Y       for           Y
                                                     Auditors
Dell                  dell    24702R101  7/16/2004   Expensing of stock options         shareholder      Y     against         Y
Disney                 dis    254687106  3/3/2004    approval of directors                issuer         N     withheld        N
Disney                 dis    254687106  3/3/2004    ratify appointment of auditors       issuer         Y       for           Y
Disney                 dis    254687106  3/3/2004    approve Harrington investments     shareholder      N     withheld        Y
                                                     reltaing to labor standards
Disney                 dis    254687106  3/3/2004    approve New York City retirment    shareholder      N     withheld        Y
                                                     services and pension funds
                                                     proposal relating to labor
                                                     standards in china
Disney                 dis    254687106  3/3/2004    approve theme park safety          shareholder      N     withheld        Y
                                                     reporting
Exxon-Mobil            xom    30231G102  5/26/2004   approval of directors                issuer         Y       for           Y
Exxon-Mobil            xom    30231G102  5/26/2004   ratification of independent          issuer         Y       for           Y
                                                     auditors
Exxon-Mobil            xom    30231G102  5/26/2004   approval of non-employee             issuer         Y     against         N
                                                     director restricted stock plan
Exxon-Mobil            xom    30231G102  5/26/2004   political contributions            shareholder      Y     against         Y
Exxon-Mobil            xom    30231G102  5/26/2004   political contributions report     shareholder      Y     against         Y
Exxon-Mobil            xom    30231G102  5/26/2004   media response of equatorial       shareholder      Y       for           N
                                                     Guinea
Exxon-Mobil            xom    30231G102  5/26/2004   Board Chairman and CEO             shareholder      Y       for           N
Exxon-Mobil            xom    30231G102  5/26/2004   executive compensation             shareholder      Y       for           N
Exxon-Mobil            xom    30231G102  5/26/2004   equity compensation report         shareholder      Y       for           N
Exxon-Mobil            xom    30231G102  5/26/2004   amendment of EEO policy            shareholder      Y       for           N
Exxon-Mobil            xom    30231G102  5/26/2004   climate science report             shareholder      Y     against         N
Fannie Mae             fnm    313586109  5/25/2004   approval of directors                issuer         Y       For           Y
Fannie Mae             fnm    313586109  5/25/2004   Ratification of the selected         issuer         Y       For           Y
                                                     auditors
Fannie Mae             fnm    313586109  5/25/2004   Approval of an amendment to the      issuer         Y     against         N
                                                     employee stock purchase plan
Fannie Mae             fnm    313586109  5/25/2004   Reinstate cumulative voting        shareholder      Y       For           N
                                                     rights
Goldman Sachs          gs     38141G104  3/31/2004   approval of directors                issuer         N     withheld        N
Goldman Sachs          gs     38141G104  3/31/2004   ratification of appointment of       issuer         Y       for           Y
                                                     independ auditors
Goldman Sachs          gs     38141G104  3/31/2004   annual election of all               issuer         Y     against         N
                                                     directors to the board
Illinois Tool Works    itw    452308109  5/7/2004    approval of directors                issuer         Y       For           Y
Illinois Tool Works    itw    452308109  5/7/2004    ratification of the appointment      issuer         Y       For           Y
                                                     of Deloitte and Touche LLP
institutional         lssxx   31678S799  11/6/2003   approval of directors                issuer         N     withheld        N
money market
institutional         lssxx   31678S799  11/6/2003   approval of declaration of trust     issuer         N     withheld        N
money market
institutional         lssxx   31678S799  11/6/2003   approval of change to                issuer         N     withheld        N
money market                                         fundamental investment
                                                     limitation regarding inter-fund
                                                     lending
institutional         lssxx   31678S799  11/6/2003   approval of investment advisory      issuer         N     withheld        N
money market                                         contract
institutional         lssxx   31678S799  11/6/2003   approval of change to                issuer         N     withheld        N
money market                                         fundamental investment
                                                     limitation regarding
                                                     diverification
Intel                 intc    458140100  5/19/2004   approval of directors                issuer         Y       For           Y
Intel                 intc    458140100  5/19/2004   selection of auditors                issuer         Y       For           Y
Intel                 intc    458140100  5/19/2004   approval of 2004 equity              issuer         Y     abstain         N
                                                     incnetive plan
Intel                 intc    458140100  5/19/2004   Expensing of stock options         shareholder      Y       For           N
Intel                 intc    458140100  5/19/2004   Performance vesting  stock         shareholder      Y       For           N
Intel                 intc    458140100  5/19/2004   Performance based stock options    shareholder      Y       For           N
Lennar Corp            len    526057104  3/30/2004   approval of directors                issuer         N     withheld        N
Lennar Corp            len    526057104  3/30/2004   proxies are authorized to vote       issuer         Y       For           Y
                                                     in their decretion with regard
                                                     to any other business that may
                                                     properly come before the meeting
Lincare Holdings      lncr    532791100  5/17/2004   approval of directors                issuer         Y       for           Y
Lincare Holdings      lncr    532791100  5/17/2004   approval of stock plan               issuer         Y     against         N
medtronic              mdt    585055106  8/28/2003   election of nominees to board        issuer         N     withheld        N
medtronic              mdt    585055106  8/28/2003   appointment of auditors              issuer         Y       For           Y
medtronic              mdt    585055106  8/28/2003   approve long term incentive plan     issuer         Y     against         N
medtronic              mdt    585055106  8/28/2003   approve medtronics executive         issuer         Y     against         N
                                                     incentive pan
microsoft             msft    594918104 11/11/2003   approval of directors                issuer         N     withheld        N
microsoft             msft    594918104 11/11/2003   adoption of ammendents to stock      issuer         Y       for           Y
                                                     plan
microsoft             msft    594918104 11/11/2003   adoption of amdens to stock          issuer         Y       for           Y
                                                     plan 1999 non employee directors
microsoft             msft    594918104 11/11/2003   shareholder proposal company to    shareholder      N     withheld        N
                                                     refrain from making direct
                                                     charitable contributions.
mylan                  myl    628530107  7/25/2003   approval of directors                issuer         N     withheld        N
mylan                  myl    628530107  7/25/2003   approve increase in number of        issuer         Y       for           Y
                                                     share outstanding
mylan                  myl    628530107  7/25/2003   adopt the mylan 2003 long term       issuer         Y     against         N
                                                     incentive plan
Omnicare Inc           ocr    681904108  5/18/2004   approval directors                   issuer         Y       for           Y
Omnicare Inc           ocr    681904108  5/18/2004   approve stock and incentive plan     issuer         Y     against         N
Omnicare Inc           pcr    713839108  5/18/2004   ratify selection of independent      issuer         Y       for           Y
                                                     auditors
Pepsico                pep    713448108  5/5/2004    approval of directors                issuer         Y       For           Y
Pepsico                pep    713448108  5/5/2004    approval of auditors                 issuer         Y       for           Y
Pepsico                pep    713448108  5/5/2004    approval of 2004 executive           issuer         Y     against         N
                                                     incenetive compensation plan
Pepsico                pep    713448108  5/5/2004    political contributions            shareholder      Y     Against         Y
Pepsico                pep    713448108  5/5/2004    public health risks                shareholder      Y     against         Y
Praxair Inc            px     74005P104  4/27/2004   approval of directors                issuer         Y       for           Y
Praxair Inc            px     74005P104  4/27/2004   proposal to amend long term          issuer         Y     against         N
                                                     incentive plan
Praxair Inc            px     74005P104  4/27/2004   proposal to amend the                issuer         Y       for           Y
                                                     certficate of incorporation
Praxair Inc            px     74005P104  4/27/2004   proposal to approve                  issuer         Y       for           Y
                                                     stockholderprotection rights
                                                     agreement
Royal Dutch            rd     780257804  6/28/2004   Finalization of Balance sheet/       issuer         Y       For           Y
                                                     profit and loss account and
                                                     notes to both
Royal Dutch            rd     780257804  6/28/2004   declaration of total dividend        issuer         Y       For           Y
                                                     for year 2003
Royal Dutch            rd     780257804  6/28/2004   Discharge of the managing            issuer         Y     abstain         N
                                                     directors of responsibilty in
                                                     respect of their management in
                                                     2003
Royal Dutch            rd     780257804  6/28/2004   Discharge of the members of th       issuer         Y     abstain         N
                                                     esupervisory board of
                                                     responsibilty
Royal Dutch            rd     780257804  6/28/2004   Appointment of MS LZ Cook as a       issuer         Y       For           Y
                                                     managing director
Royal Dutch            rd     780257804  6/28/2004   appointment of Mrs CH                issuer         Y       For           Y
                                                     Morin-Postel as member of
                                                     supervisory board
Royal Dutch            rd     780257804  6/28/2004   Appointment of Mr MA Vanden          issuer         Y       For           Y
                                                     Bergh as a member of
                                                     supervisory board owing to
                                                     retirement by rotation
Royal Dutch            rd     780257804  6/28/2004   Reduction of issued share            issuer         Y       For           Y
                                                     capital with a view to
                                                     cancellation of the shares
                                                     acquyired by the company in its
                                                     capital
Royal Dutch            rd     780257804  6/28/2004   Authorization of the board of        issuer         Y       For           Y
                                                     management to acquire shares in
                                                     the capital of the company
Sungard data           sds    867363103  5/14/2004   approval of directors                issuer         Y       for           Y
systems
Sungard data           sds    867363103  5/14/2004   ratification of appointment of       issuer         Y       for           Y
systems                                              pricewaterhouse coopers as
                                                     auditors
sysco corp             syy    871829107  11/7/2003   approval of directors                issuer         N     withheld        N
sysco corp             syy    871829107  11/7/2003   approval to increase common          issuer         Y       for           Y
                                                     stock outstnading
sysco corp             syy    871829107  11/7/2003   approval of 2003 stock               issuer         Y       for           Y
                                                     incentive plan
sysco corp             syy    871829107  11/7/2003   board review products contain      shareholder      Y     against         Y
                                                     genetically engineered
                                                     ingreditents
T Rowe Price          trow    74144T108  4/8/2004    approval of directors                issuer         Y       For           Y
T Rowe Price          trow    74144T108  4/8/2004    appointment of independent           issuer         Y       For           Y
                                                     auditors
T Rowe Price          trow    74144T108  4/8/2004    Approval of stock incentive          issuer         Y       For           Y
                                                     plan
T Rowe Price          trow    74144T108  4/8/2004    Proxies are authorized to vote       issuer         Y       For           Y
                                                     in their decretion with regard
                                                     to any other business that may
                                                     properly come before the meeting
Target                 tgt    87612E106  5/19/2004   approval of directors                issuer         Y       for           Y
Target                 tgt    87612E106  5/19/2004   appoinment of Ernst and Young        issuer         Y       for           Y
                                                     as independent auditors
Target                 tgt    87612E106  5/19/2004   approval of long term incentive      issuer         Y     against         N
                                                     plan
UnitedHealth Group     unh    91324P102  5/12/2004   approval of directors                issuer         Y       for           Y
Incorporated
UnitedHealth Group     unh    91324P102  5/12/2004   Ratification of Deloitte &           issuer         Y       for           Y
Incorporated                                         Touche as auditors
UnitedHealth Group     unh    91324P102  5/12/2004   Expensing of stock options         shareholder      Y     against         N
Incorporated
UnitedHealth Group     unh    91324P102  5/12/2004   Replacement of stock options       shareholder      Y       for           Y
Incorporated                                         with restricted shares

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                                   SIGNATURES

                           [See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Henssler Funds, Inc.

By (Signature and Title)* /s/ Gene W. Henssler PRESIDENT AND CFO

Date August 12, 2004

* Print the name and title of each signing officer under his or her signature.